Provisions and Other Liabilities - Summary of Provisions and Other Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions	$ 2,345	$ 1,653
Derivative liabilities (net of current portion of $2 (2018 – $6))	31	39
IMSA payable (Note 5(d))	58	58
Other	20	42
Other liabilities and provisions	2,536	1,792
Preferential Dividend
Disclosure of other provisions [line items]
ENAMI preferential dividend (Note 5(a))	$ 82	$ 0